Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2016
Employee benefit plans
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2015	2016
Service cost	¥4,120	¥4,459
Interest cost	1,046	722
Expected return on plan assets	(3,032)	(3,002)
Amortization of net actuarial losses	739	1,424
Amortization of prior service cost	(574)	(574)

Net periodic benefit cost	¥2,299	¥3,029

	Millions of yen
	Three months ended September 30
	2015	2016
Service cost	¥2,089	¥2,098
Interest cost	523	361
Expected return on plan assets	(1,516)	(1,501)
Amortization of net actuarial losses	364	712
Amortization of prior service cost	(287)	(287)

Net periodic benefit cost	¥1,173	¥1,383